Organization and business (Details Narrative) - USD ($)								12 Months Ended
	Aug. 30, 2024	Feb. 16, 2024	Aug. 18, 2023	Nov. 22, 2022	Aug. 03, 2022	Dec. 07, 2021	Nov. 23, 2021	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025	Feb. 25, 2025	Dec. 31, 2024	Aug. 21, 2024	Feb. 20, 2024	Sep. 30, 2023	Aug. 23, 2023	Jul. 29, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants price per share										$ 0.01		$ 0.01
Common stock, par value								$ 0.0001		0.0001		0.0001
Offering price										$ 18.00		$ 18.00
Redeem shares issued, amount	$ 54,800,000
Share price											$ 1.49		$ 6.22				$ 6.22
Cash										$ 62,300,000		$ 63,800,000
Working capital										$ (59,800,000)		$ (57,900,000)
P I P E Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	400,000
Number of shares issued for service	200,000
Promissory notes	$ 1,750,000
EF Hutton [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Promissory notes	5,700,000
Greenberg Traurig L L P [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Promissory notes	3,200,000
Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Promissory notes	$ 603,623
Underwriting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of underwriting discount							0.50%
Percent of underwriting deferred fee							3.00%
Underwriters Agreement [Member] | Deferred Fee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance initial public offering gross							$ 5,999,964
InFint Acquisition Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred underwriting commissions							$ 5,999,964
Warrants price per share							$ 11.50	$ 0.01
Transaction costs							$ 9,351,106
Underwriting fees							2,499,985
Sale of stock consideration on transaction, fair value							268,617
Other offering costs							$ 582,540
Ownership interest								50.00%
Business combination tangible assets net								$ 5,000,001
Investment of cash in trust account								$ 2,540,000	$ 2,999,982
Offering price								$ 18.00
Redeem shares issued, amount								$ (7,715,207)	(5,934,098)
Business combination to redeem, percentage								100.00%
Cash								$ 43,509
Working capital								4,516,047
Capital contribution								2,540,000	$ 2,999,982
Business combination cash								43,509
InFint Acquisition Corporation [Member] | Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits								$ 800,000								$ 160,000
Share price																$ 0.04
InFint Acquisition Corporation [Member] | Business Combination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment of cash in trust account				$ 2,999,982
Business combination consideration transferred					$ 400,000,000
Common stock, par value					$ 0.0001
Offering price					$ 10.00
InFint Acquisition Corporation [Member] | Business Combination Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits														$ 80,000
InFint Acquisition Corporation [Member] | Business Combination Agreement [Member] | Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits															$ 1,740,000	$ 290,000
InFint Acquisition Corporation [Member] | Transaction Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock price per share								$ 10.15
InFint Acquisition Corporation [Member] | Underwriting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of underwriting discount							0.50%
Percent of underwriting deferred fee							3.00%
InFint Acquisition Corporation [Member] | Underwriters Agreement [Member] | Deferred Fee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance initial public offering gross							$ 5,999,964
Seamless Group Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for acquisitions	40,000,000
Common Class A [Member] | InFint Acquisition Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock price per share			$ 10.94					12.00
Common stock, par value								0.0001	$ 0.0001
Redeem shares issued			2,176,003
Redeem shares issued, amount			$ 23,800,000
Redeem shares issued, trust amount			$ 81,100,000
Common Class A [Member] | InFint Acquisition Corporation [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock price per share		$ 11.36
Redeem shares issued		2,661,404
Redeem shares issued, amount		$ 30,260,000
Redeem shares issued, trust amount		53,970,000
Tax payable		$ 100,000
Common Class B [Member] | EF Hutton [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued							69,999
Common Class B [Member] | Jones Trading [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued							30,000
Common Class B [Member] | InFint Acquisition Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued							99,999
Offering costs							$ 9,351,106
Common stock, par value								$ 0.0001	$ 0.0001
Common Class B [Member] | InFint Acquisition Corporation [Member] | EF Hutton [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued								69,999	69,999
Common Class B [Member] | InFint Acquisition Corporation [Member] | Jones Trading [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued								30,000	30,000
Common Class B [Member] | InFint Acquisition Corporation [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued									5,733,084
IPO [Member] | Underwriting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance initial public offering gross							$ 2,499,985
Percentage of underwriting discount							1.25%
IPO [Member] | InFint Acquisition Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock price per share							$ 10.15	$ 10.15
Proceeds from issuance initial public offering gross							$ 202,998,782
Offering price								$ 10.15
IPO [Member] | InFint Acquisition Corporation [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital contribution						$ 25,100
Notes issued						$ 400,000
IPO [Member] | InFint Acquisition Corporation [Member] | Underwriting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance initial public offering gross							$ 2,499,985
Percentage of underwriting discount							1.25%
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued							17,391,200
Sale of stock price per share							$ 10.00
Proceeds from issuance initial public offering gross							$ 199,998,800
IPO [Member] | Common Class A [Member] | InFint Acquisition Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued							19,999,880
Sale of stock price per share							$ 10.00
Proceeds from issuance initial public offering gross							$ 199,998,800
Offering costs							9,351,106
Deferred underwriting commissions							5,999,964
Underwriting fees							2,499,985
Sale of stock consideration on transaction, fair value							268,617
Other offering costs							$ 582,540
Over-Allotment Option [Member] | InFint Acquisition Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued							2,608,680
Over-Allotment Option [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued							2,608,680
Sale of stock price per share							$ 10.00
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued, shares								7,796,842		7,796,842		7,796,842
Proceeds from warrants							$ 202,998,782
Private Placement Warrants [Member] | InFint Acquisition Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued, shares							7,796,842
Warrants price per share							$ 1.00
Proceeds from warrants							$ 7,796,842
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	136,110
Proceeds from issuance or sale of equity	$ 1,750,000
Private Placement [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock price per share							$ 1.00
Proceeds from issuance initial public offering gross							$ 7,796,842
Sale of additional private warrants							7,032,580
Private Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued, shares	7,796,842
Private Warrants [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock price per share							$ 1.00
Sale of additional private warrants							764,262
Initial Public Offering And Private Placement [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance initial public offering gross							$ 207,795,642
P I P E Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	400,000
Promissory notes	$ 1,940,000